4. ACQUISITION OF 42WEST (Details 1) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 1,071,813		$ 662,546	$ 2,392,685
Accounts receivable	5,992,899		3,668,646	0
Other assets	511,920		2,665,781	2,827,131
Indemnification asset		$ (300,000)
Intangible assets	8,860,667		0
Goodwill	14,336,919		$ 0
Dolphin Digital Media, Inc
Cash	273,625	273,625		2,259,504
Accounts receivable	1,706,644	1,706,644
Property, equipment and leasehold improvements	1,087,962	1,087,962
Other assets	265,563	265,563		560,112
Indemnification asset	300,000	0
Intangible assets	9,110,000	9,110,000
Total identifiable assets acquired	12,743,794	12,443,794
Accounts payable and accrued expenses	(731,475)	(731,475)
Line of credit and note payable	(1,025,000)	(1,025,000)
Settlement liability	(300,000)	(300,000)
Other liabilities	(902,889)	(902,889)
Tax liabilities	(22,000)	(22,000)
Total liabilities assumed	(2,981,364)	(2,981,364)
Net identifiable assets acquired	9,762,430	9,462,430
Goodwill	14,336,919	13,996,337
Net assets acquired	24,099,349	$ 23,458,767
Scenario, Adjustment [Member]
Cash	0			0
Accounts receivable	0
Property, equipment and leasehold improvements	0
Other assets	0			$ 0
Indemnification asset	300,000
Intangible assets	0
Total identifiable assets acquired	300,000
Accounts payable and accrued expenses	0
Line of credit and note payable	0
Settlement liability	0
Other liabilities	0
Tax liabilities	0
Total liabilities assumed	0
Net identifiable assets acquired	0
Goodwill	340,582
Net assets acquired	$ 640,582